Accumulated other comprehensive income - Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	₨ 7,886,182.8		₨ 2,917,837.9
Net unrealized gain/ (loss) arising during the period	147,594.0		78,846.4
Amounts reclassified to income	9,835.5		4,856.3
Long-duration insurance contract discount rate change	(59,827.6)		(34,112.6)
Transferred to undistributed policyholders earnings account	16,525.9		3,391.4
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	1,393.3		248.2
Balance	8,622,891.0	$ 100,935.2	7,886,182.8
AFS debt Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(7,505.2)		(74,923.1)
Net unrealized gain/ (loss) arising during the period	145,589.7		78,036.1
Amounts reclassified to income	9,835.5		4,856.3
Long-duration insurance contract discount rate change	0.0		0.0
Transferred to undistributed policyholders earnings account	(58,778.7)		0.0
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	1,361.3		15,474.5
Balance	87,780.0	1,027.5	(7,505.2)
Foreign Currency Translation Reserve
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	7,441.8		6,649.4
Net unrealized gain/ (loss) arising during the period	2,004.3		810.3
Amounts reclassified to income	0.0		0.0
Long-duration insurance contract discount rate change	0.0		0.0
Transferred to undistributed policyholders earnings account	0.0		0.0
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	32.0		17.9
Balance	9,414.1	110.2	7,441.8
Long-Duration Insurance Contract
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(15,477.0)		0.0
Net unrealized gain/ (loss) arising during the period	0.0		0.0
Amounts reclassified to income	0.0		0.0
Long-duration insurance contract discount rate change	(59,827.6)		(34,112.6)
Transferred to undistributed policyholders earnings account	75,304.6		3,391.4
Less: Other comprehensive income attributable to shareholders of noncontrolling interest	0.0		(15,244.2)
Balance	0.0	0.0	(15,477.0)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(15,540.4)		(68,273.7)
Balance	₨ 97,194.1	$ 1,137.7	₨ (15,540.4)